ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Components of Accounts Receivable, Net

Components of accounts receivable, net are as follows:

	December 31,
	2014	2013
Casino	$414,515	$423,963
Hotel	1,728	1,353
Other	6,208	5,898

Sub-total	422,451	431,214
Less: allowance for doubtful debts	(168,786)	(143,334)

	$253,665	$287,880

Movement of Allowance for Doubtful Debts

Movement of allowance for doubtful debts are as follows:

	Year Ended December 31,
	2014	2013	2012
At beginning of year	$143,334	$113,264	$86,775
Additional allowance, net of recoveries	29,979	43,750	26,566
Reclassified to long-term receivables, net	(4,527)	(13,680)	(77)

At end of year	$168,786	$143,334	$113,264

Analysis of Accounts Receivable by Age Based on Payment Due Date, Net of Allowance

The following is an analysis of accounts receivable by age presented based on payment due date, net of allowance:

	December 31,
	2014	2013
Current	$155,172	$187,377
1-30 days	52,574	57,727
31-60 days	18,719	11,607
61-90 days	3,937	11,878
Over 90 days	23,263	19,291

	$253,665	$287,880